SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of consolidation (Details)	12 Months Ended
Dec. 31, 2021
Ayr Wellness Holdings LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Holdings Inc.
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition Inc.
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition MA Corp.
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition MA II Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition FL Corp.
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition PA Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition PA II Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition PA III Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition AZ Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition NJ Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition DE Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition IL Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Acquisition NV Corp
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Ayr Ohio LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Ayr NJ, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Ocotillo Vista, Inc
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Total Health and Wellnes, Inc.
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CSAC Ohio, LLC.
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Sira Naturals, Inc.
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CannaPunch of Nevada LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
LivFree Wellness, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Tahoe-Reno Botanicals, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Tahoe-Reno Extractions, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Kynd-Strainz, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Lemon Aide, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
DocHouse, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
CannTech PA, LLC [Member]
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
242 Cannabis LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
DJMMJ Investments LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Oasis
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Greenlight Management LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Greenlight Holdings, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
GSD NJ, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
PA Natural Medicine, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Willcox
Disclosure of subsidiaries [abstract]
Ownership interest	60.00%
Eskar Holdings, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
DWC Investments, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Parker RE MA, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Parker RE PA, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Clear Choice Admin Services, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Mercer Strategies PA, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Parker Solutions PA, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Mercer Strategies MA, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Parker Solutions MA, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Mercer Strategies FL, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Parker Solutions FL LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Parker Solutions OH, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Parker Solutions IL, LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
BP Solutions LLC
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%
Klymb Project Management, Inc.
Disclosure of subsidiaries [abstract]
Ownership interest	100.00%